Consolidated Statement of Changes in Equity - AUD ($)	Issued capital	Reserve	Accumulated losses	Total
Balance at Jun. 30, 2023	$ 26,608,227		$ (7,949,735)	$ 18,658,492
Transactions with owners in their capacity as owners:
Share-based reserve
Share capital subscribed (note 26)
Balance at Jun. 30, 2024	26,608,227		(11,495,930)	15,112,297
Transactions with owners in their capacity as owners:
Loss after income tax expense for the year			(3,546,195)	(3,546,195)
Other comprehensive income for the year, net of tax
Total comprehensive loss for the year			(3,546,195)	(3,546,195)
Balance at Jun. 30, 2025	33,945,869		(18,141,383)	15,804,486
Transactions with owners in their capacity as owners:
Loss after income tax expense for the year			(6,645,453)	(6,645,453)
Other comprehensive income for the year, net of tax
Total comprehensive loss for the year			(6,645,453)	(6,645,453)
Issue of shares on placement	7,913,463			7,913,463
Share issued in lieu of services	783,232			783,232
Share Purchase Agreement Commitment	237,717			237,717
Share issued towards repayment of convertible notes	432,115			432,115
Shares issued to ARC Group for IPO related fees	152,048			152,048
Cost of capital raising	$ (2,180,933)			$ (2,180,933)